Commitments and Contingencies - Additional Information (Detail) - USD ($) $ in Millions	1 Months Ended		12 Months Ended
	Aug. 31, 2014	Jul. 31, 2012	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Commitments And Contingencies [Line Items]
Loss contingency accrual			$ 2.5	$ 9.7
Operating leases with related and unrelated parties expiring year			2028
Initial lease term	11 years	15 years
Rent expense for operating leases			$ 15.1	11.0	$ 6.1
Capital lease obligation			$ 18.8	$ 16.2
Lease expiration date			2020-07
Software Licenses, Marketing Activities, and Other Goods and Services [Member]
Commitments And Contingencies [Line Items]
Other off-balance sheet obligations			$ 69.7
Minimum [Member]
Commitments And Contingencies [Line Items]
Operating Leases, lease terms			1 year
Maximum [Member]
Commitments And Contingencies [Line Items]
Operating Leases, lease terms			10 years
Vehicles [Member]
Commitments And Contingencies [Line Items]
Lease agreements term			36 months
Average remaining life for fleet			24 months